Leasing arrangements - leasee - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [line items]
Additions to right of use asset	$ 433,768	$ 261,798
Payments of lease liabilities	$ 448,290	$ 274,727	$ 273,709
Top of range [member]
Statement [line items]
Lease term	30 years
Bottom of range [member]
Statement [line items]
Lease term	1 year